Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 29, 2012
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Large Cap Growth Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment
Professional and in Investing with Victory on page 48 of the Fund's Prospectus
		and on page 47 of the Fund's Statement of Additional Information (SAI).
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 82%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses
		remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing primarily in U.S. equity securities of companies whose growth prospects appear to exceed those of the overall market. The issuers usually are listed on a nationally recognized exchange.

Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities of large cap companies. The Fund will not change this policy unless it notifies shareholders at least 60 days in advance.

The Fund may invest a portion of its assets in equity securities of foreign companies traded on U.S. exchanges, including American and Global Depositary
Receipts, and equity securities of foreign stocks traded on foreign exchanges.

"Large cap companies" are companies that at the time of purchase, have market capitalizations within the range of companies comprising the Russell 1000®
Growth Index. As of December 31, 2011, the smallest company in the Russell 1000®
Growth Index had an approximate market capitalization of $95 million and the largest company had an approximate market capitalization of $418 billion.

For purposes of the Fund's investment strategies, "net assets" includes any borrowings for investment purposes.

		There is no guarantee that the Fund will achieve its objective.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	You may lose money by investing in the Fund. The Fund is subject to the following principal risks, more fully described in "Risk Factors." The Fund's net asset value (NAV), yield and/or total return may be adversely affected if any of the following occurs:

o The market values of the securities acquired by the Fund decline.

o Growth stocks fall out of favor because the companies' earnings growth do not meet expectations.

o The portfolio manager does not execute the Fund's principal investment strategies effectively.

o A company's earnings do not increase as expected.

You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.

An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather
		changes in the value of their investment.
Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not FDIC insured or guaranteed by any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund.
We assume reinvestment of dividends and distributions.

The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges, compare to those of the Russell 1000® Growth Index. We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class and after-tax returns for other classes will vary. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available on the Fund's website at
VictoryFunds.com. Past performance information is not presented for Class I shares as the share class is new as of March 1, 2011. Past performance information is not presented for Class Y shares as the share class is new as of
		the date of this Prospectus.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	VictoryFunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Returns for Class A Shares (Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock	The bar chart and table that follow indicate the risks of investing in the Fund. We assume reinvestment of dividends and distributions.
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	(Results do not include a sales charge. If one were included, results would be lower.)
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest/lowest quarterly results during this time period were: Highest 18.09% (quarter ended September 30, 2010) Lowest -24.34% (quarter ended December 31, 2008)
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Index returns reflect no deduction for fees, expenses, or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	We calculate after-tax returns using the historical highest individual federal marginal income tax rates and we do not reflect the effect of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class and after-tax returns for other classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	The table shows how the average annual total returns for Class A, Class C, Class
I and Class R shares of the Fund, including applicable maximum sales charges,
		compare to those of the Russell 1000® Growth Index.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods ended December 31, 2011)
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Russell 1000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index Index returns reflect no deduction for fees, expenses, or taxes.
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.12%	[1]
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.23%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	693
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	943
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,212
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,978
Annual Return 2004	rr_AnnualReturn2004	11.80%
Annual Return 2005	rr_AnnualReturn2005	11.63%
Annual Return 2006	rr_AnnualReturn2006	5.45%
Annual Return 2007	rr_AnnualReturn2007	21.43%
Annual Return 2008	rr_AnnualReturn2008	(44.74%)
Annual Return 2009	rr_AnnualReturn2009	39.86%
Annual Return 2010	rr_AnnualReturn2010	20.89%
Annual Return 2011	rr_AnnualReturn2011	(6.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.34%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.41%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[1]
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.59%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.53%	[1]
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class A | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.19%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.07%	[1]
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.10%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	313
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	668
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,479
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	213
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	668
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,150
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,479
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS C Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.76%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.50%	[1]
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	0.95%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	556
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,241
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.70%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	666
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,192
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,632
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.34%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.02%	[1]
Victory Large Cap Growth Fund (Prospectus Summary) | Victory Large Cap Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.02%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2017-02-28
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,423

[1]	Performance is from December 31, 2003, inception date of Class A, Class C and Class R shares.
[2]	Includes a shareholder servicing fee of 0.25% applicable to Class A shares
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual operating expenses (excluding certain items such as interest, taxes and brokerage commissions) of Class C, Class I, Class R and Class Y shares do not exceed 2.10%, 0.95%, 1.65% and 1.02% until at least February 28, 2013, February 28, 2013, February 28, 2013 and February 28, 2017, respectively.